Organization, Nature and Continuance of Operations (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	Mar. 09, 2017	Oct. 16, 2017	Jul. 21, 2017	Jun. 28, 2017	Feb. 23, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from the issuance of convertible promissory note						$ 445,000	$ 700,000
Cash and cash equivalents						$ 2,906,237	$ 418,031	$ 397,589
Issuance of common stock							13,846
Private Placement [Member]
Proceeds on Sale of common stock and warrants		$ 2,300,000	$ 1,122,610
Promissory note [Member] | KCC pursuant [Member]
Principal amount					$ 1,095,000
Maturity date					Dec. 31, 2019
Series F Warrants [Member}
Proceeds from issuance of common stock				$ 344,624
Issuance of common stock				114,493
Warrants [Member]
Proceeds from the issuance of convertible promissory note	$ 445,000